UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03480

Fidelity Oxford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2024

Item 1.

Reports to Stockholders

Fidelity® SAI Inflation-Focused Fund

Semi-Annual Report
January 31, 2024

Offered exclusively to certain clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC, an affiliate of Fidelity Management & Research Company LLC.

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary January 31, 2024 (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.
Commodity Instruments (% of Fund's net assets)*

Commodity Sector Diversification (% of Fund's net assets)*

* The Fund does not invest directly in physical commodities.

Consolidated Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 10.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.35% 2/8/24 to 4/4/24 (b) (Cost $297,528,412)	300,000,000	297,522,724

Money Market Funds - 90.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $2,703,758,720)	2,703,218,077	2,703,758,720

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $3,001,287,132)	3,001,281,444
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(18,314,366)
NET ASSETS - 100.0%	2,982,967,078

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Futures Contracts
CBOT Corn Contracts (United States)	2,042	Jul 2024	47,629,650	(2,300,450)	(2,300,450)
CBOT Corn Contracts (United States)	416	May 2024	9,536,800	21,408	21,408
CBOT Corn Contracts (United States)	929	Sep 2024	21,901,175	(966,161)	(966,161)
CBOT HRW Wheat Contracts (United States)	361	Sep 2024	11,299,300	(542,709)	(542,709)
CBOT KC HRW Wheat Contracts (United States)	710	May 2024	22,018,875	202,382	202,382
CBOT Soybean Contracts (United States)	559	May 2024	34,455,363	101,297	101,297
CBOT Soybean Contracts (United States)	1,038	Jul 2024	64,446,825	281,848	281,848
CBOT Soybean Contracts (United States)	140	Nov 2024	8,398,250	12,714	12,714
CBOT Soybean Meal Contracts (United States)	1,228	May 2024	44,711,480	1,267,739	1,267,739
CBOT Soybean Meal Contracts (United States)	1,211	Jul 2024	44,395,260	338,716	338,716
CBOT Soybean Oil Contracts (United States)	704	May 2024	19,658,496	157,582	157,582
CBOT Soybean Oil Contracts (United States)	451	Jul 2024	12,666,786	(7,000)	(7,000)
CBOT Soybean Oil Contracts (United States)	1,029	Dec 2024	28,283,094	(1,583,638)	(1,583,638)
CBOT Wheat Contracts (United States)	574	May 2024	17,370,675	(354,901)	(354,901)
CBOT Wheat Contracts (United States)	525	Sep 2024	16,301,250	(567,170)	(567,170)
CME Lean Hogs Contracts (United States)	134	Aug 2024	5,209,920	(141)	(141)
CME Lean Hogs Contracts (United States)	220	Oct 2024	7,361,200	176,041	176,041
CME Lean Hogs Contracts (United States)	366	Apr 2024	12,418,380	214,006	214,006
CME Live Cattle Contracts (United States)	633	Apr 2024	45,753,240	(647,355)	(647,355)
COMEX Copper Contracts (United States)	682	May 2024	66,750,750	1,144,880	1,144,880
COMEX Copper Contracts (United States)	343	Jul 2024	33,721,188	846,652	846,652
COMEX Gold 100 oz. Contracts (United States)	1,287	Apr 2024	264,195,360	108,157	108,157
COMEX Silver Contracts (United States)	706	Mar 2024	81,066,450	306,191	306,191
ICE Brent Crude Contracts (United Kingdom)	6,635	Mar 2024	531,930,950	20,471,772	20,471,772
ICE Coffee 'C' Contracts (United States)	1,143	May 2024	81,845,944	1,672,558	1,672,558
ICE Cotton No. 2 Contracts (United States)	361	Jul 2024	15,726,965	5,187	5,187
ICE Cotton No. 2 Contracts (United States)	133	Dec 2024	5,419,750	217,649	217,649
ICE Gas Oil Contracts (United Kingdom)	2,711	May 2024	215,321,175	3,552,373	3,552,373
ICE Sugar No. 11 Contracts (United States)	3,181	Apr 2024	82,833,240	2,746,242	2,746,242
LME Aluminum Contracts (United Kingdom)	888	May 2024	50,818,242	444,279	444,279
LME Aluminum Contracts (United Kingdom)	443	Jul 2024	25,682,039	1,390,890	1,390,890
LME Lead Contracts (United Kingdom)	105	May 2024	5,686,774	(18,539)	(18,539)
LME Lead Contracts (United Kingdom)	105	Jul 2024	5,700,555	335,481	335,481
LME Nickel Contracts (United Kingdom)	323	May 2024	31,630,098	(694,788)	(694,788)
LME Nickel Contracts (United Kingdom)	161	Jul 2024	15,932,238	(321,236)	(321,236)
LME Zinc Contracts (United Kingdom)	845	May 2024	53,474,769	(949,945)	(949,945)
LME Zinc Contracts (United Kingdom)	242	Jul 2024	15,363,068	628,421	628,421
NYMEX Gasoline RBOB Contracts (United States)	291	Apr 2024	30,056,342	(400,642)	(400,642)
NYMEX Gasoline RBOB Contracts (United States)	1,054	Aug 2024	102,312,202	3,333,887	3,333,887
NYMEX Natural Gas Contracts (United States)	2,272	Jun 2024	57,984,770	(2,383,076)	(2,383,076)
NYMEX Natural Gas Contracts (United States)	1,732	Apr 2024	38,944,200	(86,262)	(86,262)
NYMEX NY Harbor USLD Contracts (United States)	1,564	Apr 2024	174,033,787	6,923,973	6,923,973
NYMEX WTI Crude Oil Contracts (United States)	3,011	Feb 2024	228,326,600	4,275,989	4,275,989
NYMEX WTI Crude Oil Contracts (United States)	3,499	Apr 2024	263,905,480	(1,592,858)	(1,592,858)
NYMEX WTI Crude Oil Contracts (United States)	338	Aug 2024	25,079,600	(71,194)	(71,194)

TOTAL FUTURES CONTRACTS					37,690,249
The notional amount of futures purchased as a percentage of Net Assets is 99.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $2,758,130,021.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $276,889,252.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	467,515,911	3,959,780,223	1,723,537,414	44,636,157	-	-	2,703,758,720	5.3%
Total	467,515,911	3,959,780,223	1,723,537,414	44,636,157	-	-	2,703,758,720

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	297,522,724	-	297,522,724	-

Money Market Funds	2,703,758,720	2,703,758,720	-	-
Total Investments in Securities:	3,001,281,444	2,703,758,720	297,522,724	-
Derivative Instruments: Assets
Futures Contracts	51,178,314	51,178,314	-	-
Total Assets	51,178,314	51,178,314	-	-
Liabilities
Futures Contracts	(13,488,065)	(13,488,065)	-	-
Total Liabilities	(13,488,065)	(13,488,065)	-	-
Total Derivative Instruments:	37,690,249	37,690,249	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	51,178,314	(13,488,065)
Total Commodity Risk	51,178,314	(13,488,065)
Total Value of Derivatives	51,178,314	(13,488,065)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $297,528,412)	$297,522,724
Fidelity Central Funds (cost $2,703,758,720)	2,703,758,720

Total Investment in Securities (cost $3,001,287,132)		$3,001,281,444
Receivable for fund shares sold		5,271,061
Distributions receivable from Fidelity Central Funds		11,466,556
Prepaid expenses		2,040
Total assets		3,018,021,101
Liabilities
Payable for fund shares redeemed	$1,812,139
Accrued management fee	885,390
Payable for daily variation margin on futures contracts	32,268,771
Other payables and accrued expenses	87,723
Total Liabilities		35,054,023
Net Assets		$2,982,967,078
Net Assets consist of:
Paid in capital		$3,419,528,454
Total accumulated earnings (loss)		(436,561,376)
Net Assets		$2,982,967,078
Net Asset Value, offering price and redemption price per share ($2,982,967,078 ÷ 34,476,022 shares)		$86.52

Shares outstanding have been adjusted to reflect the impact of the reverse share split. See Organization note.
Consolidated Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Interest		$23,282,223
Income from Fidelity Central Funds		44,636,157
Total Income		67,918,380
Expenses
Management fee	$5,225,058
Custodian fees and expenses	695
Independent trustees' fees and expenses	4,584
Registration fees	62,667
Audit	37,160
Subsidiary directors' fees	7,500
Legal	2,381
Miscellaneous	53,022
Total expenses before reductions	5,393,067
Expense reductions	(344)
Total expenses after reductions		5,392,723
Net Investment income (loss)		62,525,657
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(130,486,658)
Futures contracts	(140,621,132)
Total net realized gain (loss)		(271,107,790)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	103,903,498
Futures contracts	(75,371,170)
Total change in net unrealized appreciation (depreciation)		28,532,328
Net gain (loss)		(242,575,462)
Net increase (decrease) in net assets resulting from operations		$(180,049,805)
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,525,657	$94,114,531
Net realized gain (loss)	(271,107,790)	(717,918,620)
Change in net unrealized appreciation (depreciation)	28,532,328	141,249,000
Net increase (decrease) in net assets resulting from operations	(180,049,805)	(482,555,089)
Distributions to shareholders	(62,922,322)	(367,599,443)

Share transactions
Proceeds from sales of shares	664,212,724	1,827,721,666
Reinvestment of distributions	54,807,789	340,697,420
Cost of shares redeemed	(347,401,508)	(2,374,358,613)

Net increase (decrease) in net assets resulting from share transactions	371,619,005	(205,939,527)
Total increase (decrease) in net assets	128,646,878	(1,056,094,059)

Net Assets
Beginning of period	2,854,320,200	3,910,414,259
End of period	$2,982,967,078	$2,854,320,200

Other Information
Shares
Sold	7,592,311	18,991,925
Issued in reinvestment of distributions	617,401	3,230,634
Redeemed	(3,823,431)	(23,870,391)
Net increase (decrease)	4,386,281	(1,647,832)

Share activity amounts in the Other Information section have been adjusted to reflect the impact of the reverse share split. See Organization note.

Consolidated Financial Highlights
Fidelity® SAI Inflation-Focused Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023 A	2022 A	2021 A	2020 A	2019 A,B
Selected Per-Share Data
Net asset value, beginning of period	$94.90	$123.20	$132.10	$93.10	$103.40	$100.00
Income from Investment Operations
Net investment income (loss) C,D	2.04	3.20	8.90	5.00	1.20	2.10
Net realized and unrealized gain (loss)	(8.37)	(19.10)	18.10	37.20	(9.30)	1.40
Total from investment operations	(6.33)	(15.90)	27.00	42.20	(8.10)	3.50
Distributions from net investment income	(2.05)	(12.20)	(35.40)	(3.20)	(2.00)	(.10) E
Distributions from net realized gain	-	(.10)	(.50)	-	(.20)	- E
Total distributions	(2.05)	(12.40) F	(35.90)	(3.20)	(2.20)	(.10)
Net asset value, end of period	$86.52	$94.90	$123.20	$132.10	$93.10	$103.40
Total Return G,H	(6.71)%	(13.81)%	27.48%	46.61%	(8.05)%	3.50%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.39% K,L	.39%	.40%	.40%	.41%	.52% L
Expenses net of fee waivers, if any	.39% K,L	.39%	.40%	.40%	.41%	.50% L
Expenses net of all reductions	.39% K,L	.39%	.40%	.40%	.41%	.50% L
Net investment income (loss)	4.51% K,L	3.29%	7.18%	4.15%	1.18%	3.38% L
Supplemental Data
Net assets, end of period (000 omitted)	$2,982,967	$2,854,320	$3,910,414	$1,768,220	$32,230	$1,230,762
Portfolio turnover rate M	-% L	61%	135%	101%	40%	21% L

APer share amounts have been adjusted to reflect the impact of the 1 for 10 reverse share split that occurred on September 22, 2023.

BFor the period December 20, 2018 (commencement of operations) through July 31, 2019.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KProxy expenses are not annualized.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 Notes to Consolidated Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity SAI Inflation-Focused Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Strategic Advisers LLC or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Effective September 22, 2023, the Fund underwent a 1 for 10 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by a split factor of 1:10, with a corresponding increase in net asset value (NAV) per share. This event does not impact the overall net assets of the Fund. The per share data presented in the Financial Highlights and Shares activity presented in the Consolidated Statement of Changes in Net Assets for the Fund have been retroactively adjusted to reflect this reverse share split.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Fidelity SAI Inflation-Focused Fund	Geode SAI Inflation-Focused Cayman Ltd.	422,906,537	14.2

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Consolidated Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, controlled foreign corporation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$84,780,360
Gross unrealized depreciation	(47,095,799)
Net unrealized appreciation (depreciation)	$37,684,561
Tax cost	$3,001,287,132

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(83,705,407)
Long-term	(5,944,341)
Total capital loss carryforward	$(89,649,748)

Due to large subscriptions and redemptions in prior periods, the Fund is subject to annual limits on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in the future period, those capital losses will be available to offset capital gains in subsequent periods.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
6. Fees and Other Transactions with Affiliates.
Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services for which the Fund pays a monthly management fee that is based on an annual rate of .38% of the Fund's average net assets.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Inflation-Focused Fund	$2,194
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $344.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® SAI Inflation-Focused Fund	.39%
Actual		$ 1,000	$ 932.90	$ 1.89
Hypothetical-B		$ 1,000	$ 1,023.18	$ 1.98

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Inflation-Focused Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the fund's administration agreement with Fidelity Management & Research Company LLC (FMR). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Geode from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Geode, and also considered Geode's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Geode. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Geode's investment staff, including its size, education, experience, and resources, as well as Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. The Board considered that Geode has established a Geode Fair Valuation Committee and undertaken compliance-related efforts in connection with Geode's designation as the fund's "valuation designee" pursuant to Rule 2a-5 under the Investment Company Act. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Fidelity under separate agreements covering administration, transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
The Board took into account discussions that occur with representatives of Geode, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Geode or Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Geode may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.50% through November 30, 2024.
Fees Charged to Other Geode and Fidelity Clients. The Board also considered information, including fee rates, about management services provided by Geode to other clients, if any, in the same strategy as the fund. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Geode in managing the fund and Fidelity in conducting the business of developing, marketing, distributing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management and/or servicing of the fund and other Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstance and that the fund's Advisory Contract should be renewed through September 30, 2024.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	4,544,611,126.80	98.03
Withheld	91,192,086.11	1.97
TOTAL	4,635,803,212.91	100.00
Jennifer Toolin McAuliffe
Affirmative	4,535,410,229.89	97.83
Withheld	100,392,983.02	2.17
TOTAL	4,635,803,212.91	100.00
Christine J. Thompson
Affirmative	4,544,351,180.03	98.03
Withheld	91,452,032.88	1.97
TOTAL	4,635,803,212.91	100.00
Elizabeth S. Acton
Affirmative	4,535,006,791.00	97.83
Withheld	100,796,421.91	2.17
TOTAL	4,635,803,212.91	100.00
Laura M. Bishop
Affirmative	4,543,484,037.23	98.01
Withheld	92,319,175.68	1.99
TOTAL	4,635,803,212.91	100.00
Ann E. Dunwoody
Affirmative	4,541,959,864.61	97.98
Withheld	93,843,348.30	2.02
TOTAL	4,635,803,212.91	100.00
John Engler
Affirmative	4,523,457,866.32	97.58
Withheld	112,345,346.59	2.42
TOTAL	4,635,803,212.91	100.00
Robert F. Gartland
Affirmative	4,533,525,068.87	97.79
Withheld	102,278,144.04	2.21
TOTAL	4,635,803,212.91	100.00
Robert W. Helm
Affirmative	4,539,288,934.76	97.92
Withheld	96,514,278.15	2.08
TOTAL	4,635,803,212.91	100.00
Arthur E. Johnson
Affirmative	4,526,773,659.17	97.65
Withheld	109,029,553.74	2.35
TOTAL	4,635,803,212.91	100.00
Michael E. Kenneally
Affirmative	4,535,412,506.96	97.83
Withheld	100,390,705.95	2.17
TOTAL	4,635,803,212.91	100.00
Mark A. Murray
Affirmative	4,533,792,953.42	97.80
Withheld	102,010,259.49	2.20
TOTAL	4,635,803,212.91	100.00
Carol J. Zierhoffer
Affirmative	4,540,811,737.27	97.95
Withheld	94,991,475.64	2.05
TOTAL	4,635,803,212.91	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9892163.105
IFF-SANN-0324
Fidelity® Series Commodity Strategy Fund

Semi-Annual Report
January 31, 2024

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary January 31, 2024 (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.
Commodity Instruments (% of Fund's net assets)*

Commodity Sector Diversification (% of Fund's net assets)*

* Investments in Commodity Swaps and Commodity-Linked Notes provide exposure to the commodities market via the Bloomberg Commodity Index Total Return, an unmanaged index composed of futures contracts on 23 physical commodities. The Fund does not invest directly in physical commodities.

Consolidated Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 11.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.3% 3/7/24 to 4/18/24 (b)(c) (Cost $198,375,553)	200,000,000	198,374,824

Money Market Funds - 83.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $1,472,958,087)	1,472,933,530	1,473,228,116

TOTAL INVESTMENT IN SECURITIES - 95.2% (Cost $1,671,333,640)	1,671,602,940
NET OTHER ASSETS (LIABILITIES) - 4.8%	83,524,900
NET ASSETS - 100.0%	1,755,127,840

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Futures Contracts
CBOT Corn Contracts (United States)	792	Mar 2024	17,750,700	(1,069,420)	(1,069,420)
CBOT KC HRW Wheat Contracts (United States)	187	Mar 2024	5,815,700	(197,718)	(197,718)
CBOT Soybean Contracts (United States)	303	Mar 2024	18,517,088	(1,422,554)	(1,422,554)
CBOT Soybean Meal Contracts (United States)	309	Mar 2024	11,380,470	(728,943)	(728,943)
CBOT Soybean Oil Contracts (United States)	377	Mar 2024	10,409,724	(833,742)	(833,742)
CBOT Wheat Contracts (United States)	295	Mar 2024	8,779,938	(127,559)	(127,559)
CME Lean Hogs Contracts (United States)	205	Apr 2024	6,955,650	510,982	510,982
CME Live Cattle Contracts (United States)	164	Apr 2024	11,853,920	443,266	443,266
COMEX Copper Contracts (United States)	180	Mar 2024	17,507,250	798,654	798,654
COMEX Gold 100 oz. Contracts (United States)	226	Apr 2024	46,393,280	(2,703)	(2,703)
COMEX Silver Contracts (United States)	124	Mar 2024	14,238,300	(40,870)	(40,870)
ICE Brent Crude Contracts (United Kingdom)	312	Mar 2024	25,012,940	1,052,508	1,052,508
ICE Coffee 'C' Contracts (United States)	140	Mar 2024	10,187,625	1,147,020	1,147,020
ICE Cotton No. 2 Contracts (United States)	126	Mar 2024	5,365,710	362,459	362,459
ICE Low Sulphur Gasoil Contracts (United States)	119	Mar 2024	9,933,525	1,203,458	1,203,458
ICE Sugar No. 11 Contracts (United States)	383	Feb 2024	10,350,805	(708,159)	(708,159)
LME Aluminum Contracts (United Kingdom)	233	Mar 2024	13,193,159	669,210	669,210
LME Lead Contracts (United Kingdom)	54	Mar 2024	2,955,582	201,520	201,520
LME Nickel Contracts (United Kingdom)	85	Mar 2024	8,237,520	(180,549)	(180,549)
LME Zinc Contracts (United Kingdom)	125	Mar 2024	7,872,969	279,737	279,737
NYMEX Gasoline RBOB Contracts (United States)	79	Feb 2024	7,388,674	552,462	552,462
NYMEX Natural Gas Contracts (United States)	981	Feb 2024	20,826,860	(2,054,674)	(2,054,674)
NYMEX NY Harbor ULSD Contracts (United States)	64	Feb 2024	7,485,005	745,441	745,441
NYMEX WTI Crude Oil Contracts (United States)	321	Feb 2024	24,325,380	1,683,052	1,683,052

TOTAL FUTURES CONTRACTS					2,282,878
The notional amount of futures purchased as a percentage of Net Assets is 18.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $305,075,012.
Total Return Swaps
Underlying Reference(1)	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount ($)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Feb 2024	30,000,000	(349,095)	0	(349,095)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Mar 2024	80,000,000	(338,975)	0	(338,975)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Citibank, N.A.	Feb 2024	38,000,000	706,735	0	706,735
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Citibank, N.A.	Mar 2024	72,000,000	614,769	0	614,769
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Citibank, N.A.	Mar 2024	74,000,000	631,846	0	631,846
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Citibank, N.A.	Mar 2024	85,000,000	(360,138)	0	(360,138)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Feb 2024	79,000,000	1,669,645	0	1,669,645
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Feb 2024	97,000,000	874,077	0	874,077
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Feb 2024	30,000,000	(1,158,295)	0	(1,158,295)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Mar 2024	99,000,000	1,260,643	0	1,260,643
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Feb 2024	80,000,000	500,207	0	500,207
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Feb 2024	64,000,000	(105,605)	0	(105,605)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 7 basis points	At Maturity	Merrill Lynch International	Feb 2024	89,000,000	(1,028,699)	0	(1,028,699)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Feb 2024	64,000,000	(107,288)	0	(107,288)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Merrill Lynch International	Mar 2024	70,000,000	(35,040)	0	(35,040)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Merrill Lynch International	Mar 2024	50,000,000	0	0	0
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Feb 2024	97,000,000	2,087,159	0	2,087,159
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Feb 2024	88,000,000	1,636,311	0	1,636,311
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Mar 2024	32,000,000	0	0	0
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Feb 2024	113,000,000	(4,359,011)	0	(4,359,011)
TOTAL RETURN SWAPS								2,139,246	0	2,139,246

(1)Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread.

For the period, the average monthly notional amount at value for swaps in the aggregate was $1,438,000,000.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,662,364.
(c)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $115,971,773.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,596,851,197	431,475,878	555,098,958	41,514,526	6,054	(6,055)	1,473,228,116	2.9%
Total	1,596,851,197	431,475,878	555,098,958	41,514,526	6,054	(6,055)	1,473,228,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	198,374,824	-	198,374,824	-

Money Market Funds	1,473,228,116	1,473,228,116	-	-
Total Investments in Securities:	1,671,602,940	1,473,228,116	198,374,824	-
Derivative Instruments: Assets
Futures Contracts	9,649,769	9,649,769	-	-
Swaps	9,981,392	-	9,981,392	-
Total Assets	19,631,161	9,649,769	9,981,392	-
Liabilities
Futures Contracts	(7,366,891)	(7,366,891)	-	-
Swaps	(7,842,146)	-	(7,842,146)	-
Total Liabilities	(15,209,037)	(7,366,891)	(7,842,146)	-
Total Derivative Instruments:	4,422,124	2,282,878	2,139,246	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	9,649,769	(7,366,891)
Swaps (b)	9,981,392	(7,842,146)
Total Commodity Risk	19,631,161	(15,209,037)
Total Value of Derivatives	19,631,161	(15,209,037)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Canadian Imperial Bk. of Comm.	-	(688,070)	-	688,070	-
Citibank, N.A.	1,953,350	(360,138)	-	-	1,593,212
Goldman Sachs Bank USA	1,669,645	-	(1,669,645)	-	-
JPMorgan Chase Bank, N.A.	2,134,720	(1,158,295)	-	-	976,425
Macquarie Bank Ltd.	500,207	(105,605)	-	-	394,602
Merrill Lynch Intl.	-	(1,171,027)	-	1,171,027	-
Royal Bank of Canada	3,723,470	-	-	-	3,723,470
Societe Generale S.A.	-	(4,359,011)	-	4,359,011	-
Total	$9,981,392	$(7,842,146)	$(1,669,645)	$6,218,108	$6,687,709

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $198,375,553)	$198,374,824
Fidelity Central Funds (cost $1,472,958,087)	1,473,228,116

Total Investment in Securities (cost $1,671,333,640)		$1,671,602,940
Receivable for fund shares sold		83,681,023
Distributions receivable from Fidelity Central Funds		6,797,136
Bi-lateral OTC swaps, at value		9,981,392
Prepaid expenses		6,250
Total assets		1,772,068,741
Liabilities
Payable for investments purchased	$5,367,989
Payable for fund shares redeemed	3,487,393
Bi-lateral OTC swaps, at value	7,842,146
Payable for daily variation margin on futures contracts	229,667
Other payables and accrued expenses	13,706
Total Liabilities		16,940,901
Net Assets		$1,755,127,840
Net Assets consist of:
Paid in capital		$1,965,736,527
Total accumulated earnings (loss)		(210,608,687)
Net Assets		$1,755,127,840
Net Asset Value, offering price and redemption price per share ($1,755,127,840 ÷ 18,899,251 shares)		$92.87
Consolidated Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Interest		$6,054,509
Income from Fidelity Central Funds		41,514,526
Total Income		47,569,035
Expenses
Custodian fees and expenses	$6,303
Independent trustees' fees and expenses	2,938
Subsidiary directors' fees	7,500
Miscellaneous	57
Total expenses before reductions	16,798
Expense reductions	(3,084)
Total expenses after reductions		13,714
Net Investment income (loss)		47,555,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	657
Fidelity Central Funds	6,054
Futures contracts	(7,511,639)
Swaps	(89,561,365)
Total net realized gain (loss)		(97,066,293)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Investments	15,372
Fidelity Central Funds	(6,055)
Futures contracts	(18,986,081)
Swaps	(35,213,910)
Total change in net unrealized appreciation (depreciation)		(54,190,674)
Net gain (loss)		(151,256,967)
Net increase (decrease) in net assets resulting from operations		$(103,701,646)
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,555,321	$80,600,683
Net realized gain (loss)	(97,066,293)	(456,436,168)
Change in net unrealized appreciation (depreciation)	(54,190,674)	140,177,298
Net increase (decrease) in net assets resulting from operations	(103,701,646)	(235,658,187)
Distributions to shareholders	(73,675,794)	(1,838,993,555)

Share transactions
Proceeds from sales of shares	226,793,413	467,749,069
Reinvestment of distributions	73,675,794	1,838,558,731
Cost of shares redeemed	(224,142,757)	(1,858,797,324)

Net increase (decrease) in net assets resulting from share transactions	76,326,450	447,510,476
Total increase (decrease) in net assets	(101,050,990)	(1,627,141,266)

Net Assets
Beginning of period	1,856,178,830	3,483,320,096
End of period	$1,755,127,840	$1,856,178,830

Other Information
Shares
Sold	2,404,505	4,555,676
Issued in reinvestment of distributions	752,001	16,569,112
Redeemed	(2,290,464)	(16,991,884)
Net increase (decrease)	866,042	4,132,904

Share activity has been adjusted to reflect the impact of the 1 for 50 reverse share split that occurred on November 18, 2022. See Note 1 of the Notes to Financial Statements.

Consolidated Financial Highlights
Fidelity® Series Commodity Strategy Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023 A	2022 A	2021 A	2020 A	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$102.93	$250.50	$282.50	$203.00	$233.50	$266.50
Income from Investment Operations
Net investment income (loss) B,C	2.68	4.47	.50	- D	3.00	5.50
Net realized and unrealized gain (loss)	(8.54)	(16.96)	53.00	80.50	(30.00)	(20.50)
Total from investment operations	(5.86)	(12.49)	53.50	80.50	(27.00)	(15.00)
Distributions from net investment income	(4.20)	(135.08)	(85.50)	(1.00)	(3.50)	(4.50)
Distributions from net realized gain	-	-	-	-	-	(13.50)
Total distributions	(4.20)	(135.08)	(85.50)	(1.00)	(3.50)	(18.00)
Net asset value, end of period	$92.87	$102.93	$250.50	$282.50	$203.00	$233.50
Total Return E,F	(5.86)%	(8.29)%	26.51%	39.82%	(11.72)%	(5.84)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	-% I,J,K	-% I	-% I	-% I	-% I	.01%
Expenses net of fee waivers, if any	-% I,J,K	-% I	-% I	-% I	-% I	.01%
Expenses net of all reductions	-% I,J,K	-% I	-% I	-% I	-% I	.01%
Net investment income (loss)	5.50% J,K	3.89%	.26%	.07%	1.30%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,755,128	$1,856,179	$3,483,320	$7,474,716	$5,808,312	$7,246,626
Portfolio turnover rate L	-% J	-%	-%	-%	-%	-%

APer share amounts have been adjusted to reflect the impact of the 1 for 50 reverse share split that occurred on November 18, 2022. See Note 1 of the Notes to Financial Statements.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount represents less than .005%.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 Notes to Consolidated Financial Statements(Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Series Commodity Strategy Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective November 18, 2022, the Fund underwent a 1 for 50 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by a split factor of 1:50, with a corresponding increase in net asset value (NAV) per share. This event does not impact the overall net assets of the Fund. The per share data presented in the Financial Highlights and Shares activity presented in the Consolidated Statement of Changes in Net Assets for prior fiscal years of the Fund have been retroactively adjusted to reflect this reverse share split.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Fidelity Series Commodity Strategy Fund	Geode Series Commodity Return Cayman Ltd.	279,093,625	15.9

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$92,913,074
Gross unrealized depreciation	(88,221,650)
Net unrealized appreciation (depreciation)	$4,691,424
Tax cost	$1,671,333,640
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(85,407,407)
Long-term	(28,303,858)
Total capital loss carryforward	$(113,711,265)

5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, a fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. A fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)(S)	Change in Net Unrealized Appreciation (Depreciation)($)
Commodity Risk
Futures Contracts	(7,511,639)	(18,986,081)
Swaps	(89,561,365)	(35,213,910)
Total Commodity Risk	(97,073,004)	(54,199,991)

A summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.
6. Fees and Other Transactions with Affiliates.
Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,084.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Series Commodity Strategy Fund	-%-D
Actual		$ 1,000	$ 941.40	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Commodity Strategy Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the fund's administration agreement with Fidelity Management & Research Company LLC (FMR). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and the fact that no fee is payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Geode. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Geode's investment staff, including its size, education, experience, and resources, as well as Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. The Board considered that Geode has established a Geode Fair Valuation Committee and undertaken compliance-related efforts in connection with Geode's designation as the fund's "valuation designee" pursuant to Rule 2a-5 under the Investment Company Act. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by Fidelity under separate agreements covering administration, transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays Geode an asset-based management fee for providing services to the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that Geode has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through November 30, 2025.
Based on its review, the Board concluded that the management fee received by Geode for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Geode in managing the fund. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, a public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund were not material factors in the Board's decision to renew the Advisory Contract because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through September 30, 2024.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	4,544,611,126.80	98.03
Withheld	91,192,086.11	1.97
TOTAL	4,635,803,212.91	100.00
Jennifer Toolin McAuliffe
Affirmative	4,535,410,229.89	97.83
Withheld	100,392,983.02	2.17
TOTAL	4,635,803,212.91	100.00
Christine J. Thompson
Affirmative	4,544,351,180.03	98.03
Withheld	91,452,032.88	1.97
TOTAL	4,635,803,212.91	100.00
Elizabeth S. Acton
Affirmative	4,535,006,791.00	97.83
Withheld	100,796,421.91	2.17
TOTAL	4,635,803,212.91	100.00
Laura M. Bishop
Affirmative	4,543,484,037.23	98.01
Withheld	92,319,175.68	1.99
TOTAL	4,635,803,212.91	100.00
Ann E. Dunwoody
Affirmative	4,541,959,864.61	97.98
Withheld	93,843,348.30	2.02
TOTAL	4,635,803,212.91	100.00
John Engler
Affirmative	4,523,457,866.32	97.58
Withheld	112,345,346.59	2.42
TOTAL	4,635,803,212.91	100.00
Robert F. Gartland
Affirmative	4,533,525,068.87	97.79
Withheld	102,278,144.04	2.21
TOTAL	4,635,803,212.91	100.00
Robert W. Helm
Affirmative	4,539,288,934.76	97.92
Withheld	96,514,278.15	2.08
TOTAL	4,635,803,212.91	100.00
Arthur E. Johnson
Affirmative	4,526,773,659.17	97.65
Withheld	109,029,553.74	2.35
TOTAL	4,635,803,212.91	100.00
Michael E. Kenneally
Affirmative	4,535,412,506.96	97.83
Withheld	100,390,705.95	2.17
TOTAL	4,635,803,212.91	100.00
Mark A. Murray
Affirmative	4,533,792,953.42	97.80
Withheld	102,010,259.49	2.20
TOTAL	4,635,803,212.91	100.00
Carol J. Zierhoffer
Affirmative	4,540,811,737.27	97.95
Withheld	94,991,475.64	2.05
TOTAL	4,635,803,212.91	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.899302.114
SCR-S-SANN-0324
Fidelity® Commodity Strategy Fund

Semi-Annual Report
January 31, 2024

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary January 31, 2024 (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.
Commodity Instruments (% of Fund's net assets)*

Commodity Sector Diversification (% of Fund's net assets)*

* The Fund does not invest directly in physical commodities.

Consolidated Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 13.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.35% 2/8/24 to 4/4/24 (b) (Cost $5,956,249)	6,000,000	5,956,135

Money Market Funds - 92.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $40,885,074)	40,876,899	40,885,074

TOTAL INVESTMENT IN SECURITIES - 106.2% (Cost $46,841,323)	46,841,209
NET OTHER ASSETS (LIABILITIES) - (6.2)%	(2,722,136)
NET ASSETS - 100.0%	44,119,073

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Futures Contracts
CBOT Corn Contracts (United States)	108	Mar 2024	2,420,550	(147,258)	(147,258)
CBOT KC HRW Wheat Contracts (United States)	25	Mar 2024	777,500	(26,004)	(26,004)
CBOT Soybean Contracts (United States)	41	Mar 2024	2,505,613	(196,450)	(196,450)
CBOT Soybean Meal Contracts (United States)	42	Mar 2024	1,546,860	(106,010)	(106,010)
CBOT Soybean Oil Contracts (United States)	52	Mar 2024	1,435,824	(121,113)	(121,113)
CBOT Wheat Contracts (United States)	40	Mar 2024	1,190,500	(8,928)	(8,928)
CME Lean Hogs Contracts (United States)	28	Apr 2024	950,040	70,685	70,685
CME Live Cattle Contracts (United States)	22	Apr 2024	1,590,160	61,109	61,109
COMEX Copper Contracts (United States)	24	Mar 2024	2,333,525	131,061	131,061
COMEX Gold 100 oz. Contracts (United States)	31	Apr 2024	6,360,760	(1,073)	(1,073)
COMEX Silver Contracts (United States)	17	Mar 2024	1,951,005	10,842	10,842
ICE Brent Crude Contracts (United Kingdom)	43	Mar 2024	3,447,010	149,998	149,998
ICE Coffee 'C' Contracts (United States)	19	Mar 2024	1,382,606	163,842	163,842
ICE Cotton No. 2 Contracts (United States)	17	Mar 2024	723,945	52,708	52,708
ICE Low Sulphur Gasoil Contracts (United States)	16	Mar 2024	1,335,375	168,465	168,465
ICE Sugar No. 11 Contracts (United States)	52	Feb 2024	1,405,331	(152,086)	(152,086)
LME Aluminum Contracts (United Kingdom)	32	Mar 2024	1,811,936	105,929	105,929
LME Lead Contracts (United Kingdom)	7	Mar 2024	383,131	28,056	28,056
LME Nickel Contracts (United Kingdom)	12	Mar 2024	1,162,944	(24,291)	(24,291)
LME Zinc Contracts (United Kingdom)	17	Mar 2024	1,070,724	46,366	46,366
NYMEX Gasoline RBOB Contracts (United States)	11	Feb 2024	1,028,647	83,892	83,892
NYMEX Natural Gas Contracts (United States)	134	Feb 2024	2,846,890	(227,880)	(227,880)
NYMEX NY Harbor ULSD Contracts (United States)	9	Feb 2024	1,052,579	109,241	109,241
NYMEX WTI Crude Oil Contracts (United States)	44	Feb 2024	3,334,110	252,122	252,122

TOTAL FUTURES CONTRACTS					423,223
The notional amount of futures purchased as a percentage of Net Assets is 99.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $52,157,506.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,378,566.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	47,197,913	24,621,797	30,934,636	1,300,237	-	-	40,885,074	0.1%
Total	47,197,913	24,621,797	30,934,636	1,300,237	-	-	40,885,074

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	5,956,135	-	5,956,135	-

Money Market Funds	40,885,074	40,885,074	-	-
Total Investments in Securities:	46,841,209	40,885,074	5,956,135	-
Derivative Instruments: Assets
Futures Contracts	1,434,316	1,434,316	-	-
Total Assets	1,434,316	1,434,316	-	-
Liabilities
Futures Contracts	(1,011,093)	(1,011,093)	-	-
Total Liabilities	(1,011,093)	(1,011,093)	-	-
Total Derivative Instruments:	423,223	423,223	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	1,434,316	(1,011,093)
Total Commodity Risk	1,434,316	(1,011,093)
Total Value of Derivatives	1,434,316	(1,011,093)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,956,249)	$5,956,135
Fidelity Central Funds (cost $40,885,074)	40,885,074

Total Investment in Securities (cost $46,841,323)		$46,841,209
Receivable for fund shares sold		8,009
Distributions receivable from Fidelity Central Funds		187,343
Receivable for daily variation margin on futures contracts		34,491
Prepaid expenses		6,250
Total assets		47,077,302
Liabilities
Payable for fund shares redeemed	$2,926,505
Accrued management fee	15,618
Other affiliated payables	7,809
Other payables and accrued expenses	8,297
Total Liabilities		2,958,229
Net Assets		$44,119,073
Net Assets consist of:
Paid in capital		$48,246,392
Total accumulated earnings (loss)		(4,127,319)
Net Assets		$44,119,073
Net Asset Value, offering price and redemption price per share ($44,119,073 ÷ 485,228 shares)		$90.92
Consolidated Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Interest		$159,200
Income from Fidelity Central Funds		1,300,237
Total Income		1,459,437
Expenses
Management fee	$106,278
Transfer agent fees	53,075
Custodian fees and expenses	808
Independent trustees' fees and expenses	89
Subsidiary directors' fees	7,500
Total expenses before reductions	167,750
Expense reductions	(130)
Total expenses after reductions		167,620
Net Investment income (loss)		1,291,817
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	173
Futures contracts	(2,206,339)
Total net realized gain (loss)		(2,206,166)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Investments	(114)
Futures contracts	(2,455,116)
Total change in net unrealized appreciation (depreciation)		(2,455,230)
Net gain (loss)		(4,661,396)
Net increase (decrease) in net assets resulting from operations		$(3,369,579)
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,291,817	$2,330,079
Net realized gain (loss)	(2,206,166)	(23,288,239)
Change in net unrealized appreciation (depreciation)	(2,455,230)	12,233,929
Net increase (decrease) in net assets resulting from operations	(3,369,579)	(8,724,231)
Distributions to shareholders	(2,100,169)	(34,748,485)

Share transactions
Proceeds from sales of shares	5,947,161	10,120,553
Reinvestment of distributions	2,100,169	34,748,487
Cost of shares redeemed	(12,332,127)	(52,264,227)

Net increase (decrease) in net assets resulting from share transactions	(4,284,797)	(7,395,187)
Total increase (decrease) in net assets	(9,754,545)	(50,867,903)

Net Assets
Beginning of period	53,873,618	104,741,521
End of period	$44,119,073	$53,873,618

Other Information
Shares
Sold	60,909	101,775
Issued in reinvestment of distributions	21,902	320,935
Redeemed	(133,278)	(500,314)
Net increase (decrease)	(50,467)	(77,604)

Share activity has been adjusted to reflect the impact of the 1 for 16 reverse share split that occurred on November 18, 2022. See Note 1 of the Notes to Financial Statements.

Consolidated Financial Highlights
Fidelity® Commodity Strategy Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023 A	2022 A	2021 A	2020 A	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$100.57	$170.72	$157.44	$113.44	$138.08	$164.64
Income from Investment Operations
Net investment income (loss) B,C	2.32	3.52	(.48)	(.80)	1.92	2.56
Net realized and unrealized gain (loss)	(8.25)	(14.51)	34.88	44.80	(17.28)	(12.48)
Total from investment operations	(5.93)	(10.99)	34.40	44.00	(15.36)	(9.92)
Distributions from net investment income	(3.72)	(59.16)	(21.12)	-	(9.12)	(3.36)
Distributions from net realized gain	-	-	-	-	-	(13.28)
Distributions from tax return of capital	-	-	-	-	(.16)	-
Total distributions	(3.72)	(59.16)	(21.12)	-	(9.28)	(16.64)
Net asset value, end of period	$90.92	$100.57	$170.72	$157.44	$113.44	$138.08
Total Return D,E	(6.05)%	(8.66)%	25.08%	38.98%	(12.10)%	(6.32)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.63% H	.62%	.61%	.62%	.61%	.61%
Expenses net of fee waivers, if any	.63% H	.62%	.61%	.62%	.61%	.60%
Expenses net of all reductions	.63% H	.62%	.61%	.62%	.61%	.60%
Net investment income (loss)	4.86% H	3.27%	(.31)%	(.56)%	1.41%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$44,119	$53,874	$104,742	$153,969	$22,221	$603,679
Portfolio turnover rate I	-% H	-%	-%	-%	-%	-%

APer share amounts have been adjusted to reflect the impact of the 1 for 16 reverse share split that occurred on November 18, 2022. See Note 1 of the Notes to Financial Statements.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 Notes to Consolidated Financial Statements(Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Commodity Strategy Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective November 18, 2022, the Fund underwent a 1 for 16 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by a split factor of 1:16, with a corresponding increase in net asset value (NAV) per share. This event does not impact the overall net assets of the Fund. The per share data presented in the Financial Highlights and Shares activity presented in the Consolidated Statement of Changes in Net Assets for prior fiscal years of the Fund have been retroactively adjusted to reflect this reverse share split.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Fidelity Commodity Strategy Fund	Geode Commodity Strategy Cayman Ltd.	7,762,129	17.6

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations, foreign currency transactions and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,311,741
Gross unrealized depreciation	(6,694,923)
Net unrealized appreciation (depreciation)	$(3,383,182)
Tax cost	$50,647,614

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(19)
Long-term	(58)
Total capital loss carryforward	$(77)
Due to large redemptions in a prior period, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in the future period, those capital losses will be available to offset capital gains in subsequent periods.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
6. Fees and Other Transactions with Affiliates.
Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .20% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $130.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Commodity Strategy Fund	.63%
Actual		$ 1,000	$ 939.50	$ 3.07
Hypothetical-B		$ 1,000	$ 1,021.97	$ 3.20

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Commodity Strategy Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the administration agreement with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Geode from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Geode's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered Geode's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Geode. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Geode's investment staff, including its size, education, experience, and resources, as well as Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by Fidelity under separate agreements covering administration, transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Geode, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Geode or Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by Geode under the fund's management contract. The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Geode may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Geode and Fidelity Clients. The Board also considered information, including fee rates, about management services provided by Geode to other clients, if any, in the same strategy as the fund. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Geode in managing the fund and Fidelity in conducting the business of developing, marketing, distributing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management and/or servicing of the fund and other Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through September 30, 2024.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	4,544,611,126.80	98.03
Withheld	91,192,086.11	1.97
TOTAL	4,635,803,212.91	100.00
Jennifer Toolin McAuliffe
Affirmative	4,535,410,229.89	97.83
Withheld	100,392,983.02	2.17
TOTAL	4,635,803,212.91	100.00
Christine J. Thompson
Affirmative	4,544,351,180.03	98.03
Withheld	91,452,032.88	1.97
TOTAL	4,635,803,212.91	100.00
Elizabeth S. Acton
Affirmative	4,535,006,791.00	97.83
Withheld	100,796,421.91	2.17
TOTAL	4,635,803,212.91	100.00
Laura M. Bishop
Affirmative	4,543,484,037.23	98.01
Withheld	92,319,175.68	1.99
TOTAL	4,635,803,212.91	100.00
Ann E. Dunwoody
Affirmative	4,541,959,864.61	97.98
Withheld	93,843,348.30	2.02
TOTAL	4,635,803,212.91	100.00
John Engler
Affirmative	4,523,457,866.32	97.58
Withheld	112,345,346.59	2.42
TOTAL	4,635,803,212.91	100.00
Robert F. Gartland
Affirmative	4,533,525,068.87	97.79
Withheld	102,278,144.04	2.21
TOTAL	4,635,803,212.91	100.00
Robert W. Helm
Affirmative	4,539,288,934.76	97.92
Withheld	96,514,278.15	2.08
TOTAL	4,635,803,212.91	100.00
Arthur E. Johnson
Affirmative	4,526,773,659.17	97.65
Withheld	109,029,553.74	2.35
TOTAL	4,635,803,212.91	100.00
Michael E. Kenneally
Affirmative	4,535,412,506.96	97.83
Withheld	100,390,705.95	2.17
TOTAL	4,635,803,212.91	100.00
Mark A. Murray
Affirmative	4,533,792,953.42	97.80
Withheld	102,010,259.49	2.20
TOTAL	4,635,803,212.91	100.00
Carol J. Zierhoffer
Affirmative	4,540,811,737.27	97.95
Withheld	94,991,475.64	2.05
TOTAL	4,635,803,212.91	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9879553.106
CSZ-SANN-0324

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Oxford Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 21, 2024